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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

Investment Company Act file number 811-22320

                      Russell Exchange Traded Funds Trust
               (Exact name of registrant as specified in charter)

             1301 Second Avenue, Seattle, WA                 98101
         (Address of principal executive offices)         (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 7/1/10 - 6/30/11

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22320
Reporting Period: 07/01/2010 - 06/30/2011
Russell Exchange Traded Funds Trust









======================= RETFT RUSSELL 1000 HIGH BETA ETF =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== RETFT RUSSELL 1000 HIGH MOMENTUM ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RETFT RUSSELL 1000 HIGH VOLATILITY ETF ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= RETFT RUSSELL 1000 LOW BETA ETF ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RETFT RUSSELL 1000 LOW VOLATILITY ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= RETFT RUSSELL 2000 HIGH BETA ETF =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== RETFT RUSSELL 2000 HIGH MOMENTUM ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RETFT RUSSELL 2000 HIGH VOLATILITY ETF ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= RETFT RUSSELL 2000 LOW BETA ETF ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RETFT RUSSELL 2000 LOW VOLATILITY ETF =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== RETFT RUSSELL AGGRESSIVE GROWTH ETF ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



===================== RETFT RUSSELL CONSISTENT GROWTH ETF ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= RETFT RUSSELL CONTRARIAN ETF =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= RETFT RUSSELL EQUITY INCOME ETF ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ RETFT RUSSELL GROWTH AT A REASONABLE PRICE ETF ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== RETFT RUSSELL LOW P/E ETF ===========================


FRONTIER OIL CORPORATION

Ticker:       FTO            Security ID:  35914P105
Meeting Date: JUN 28, 2011   Meeting Type: Special
Record Date:  MAY 20, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management




============================== RUSSELL EQUITY ETF ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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                                   SIGNATURES
                           [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Russell Exchange Traded Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ David Craig
                         -------------------------------------------------------
                             Senior Fund Complex Manager

Date 8/9/11
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                        1